REVENUES BY PRODUCT AND GEOGRAPHY	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUES BY PRODUCT AND GEOGRAPHY

16. REVENUES BY PRODUCT AND GEOGRAPHY

	For the six-month period ended June 30,
	2023	2024
	SGD’000	SGD’000
Sales of cleaning systems and other equipment	5,426	6,981
Provision of centralized dishware washing and general cleaning services	3,225	3,562
Leasing of dishware washing equipment	163	199
	8,814	10,742

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, “Segment Reporting,” operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has two operating segments as defined by ASC 280 as follow:

1. Sale of cleaning systems and other equipment business (‘‘Cleaning systems’’): Manufacturing, selling, and servicing of cleaning systems, components, and parts.

2. Provision of centralized dishware washing and ancillary services (‘‘Dishware washing services’’): Provision of centralized dishware washing services and leasing of dishware washing equipment.

The following tables present summary information by product type for the six-month periods ended June 30, 2024 and 2023, respectively:

	For the six-month period ended June 30, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	6,981	3,761	10,742
Gross profit	2,366	468	2,834

	For the six-month period ended June 30, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Revenue	5,426	3,388	8,814
Gross profit	1,630	468	2,098

In the following tables, revenue is disaggregated by the geographical locations of customers.

	For the six-month period ended June 30, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	555	3,761	4,316
Malaysia	4,723	-	4,723
Other countries	1,703	-	1,703
	6,981	3,761	10,742

	For the six-month period ended June 30, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Geographical location:
Singapore	2,952	3,388	6,340
Malaysia	843	-	843
Other countries	1,631	-	1,631
	5,426	3,388	8,814

In the following tables, revenue is disaggregated by the timing of revenue recognition.

	For the six-month period ended June 30, 2024
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	6,981	-	6,981
Over time	-	3,761	3,761
	6,981	3,761	10,742

	For the six-month period ended June 30, 2023
	Cleaning Systems	Dishware Washing Services	Total
	SGD’000	SGD’000	SGD’000
Timing of revenue recognition:
Point in time	5,426	-	5,426
Over time	-	3,388	3,388
	5,426	3,388	8,814